Schedule of Other income (Details)	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Other Income
Government grant	$ 19,241	$ 24,742	$ 6,602
Interest income	4,566	5,872	54,344
Service income	101,687	130,759
Waiver on acquisition of subsidiary	1,510,615	1,942,500
Other income	1,064,603	1,368,972	296,701
Other income	$ 2,700,712	$ 3,472,845	$ 357,647